Cash and cash equivalents (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash position
Cash	17	39
Short-term investments:
Government guaranteed investments		119
Deposits with financial institutions	30	203
Total cash and cash equivalents	47	361	679	117